Annual Fund Operating Expenses	Apr. 28, 2025
Partners Fund Summary
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Partners Fund Summary | Partners Fund Summary [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	0.79%
Small-Cap Fund Summary
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Small-Cap Fund Summary | Small-Cap Fund Summary [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.95%
International Fund Summary
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
International Fund Summary | International Fund Summary [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.04%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.16%)	[3]
Net Expenses (as a percentage of Assets)	1.05%
Global Fund Summary
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Global Fund Summary | Global Fund Summary [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.24%)	[4]
Net Expenses (as a percentage of Assets)	1.05%

[1]	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.79% of average net assets per year. This agreement is in effect through at least April 30, 2026 and may not be terminated before that date without Board approval.
[2]	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.95% of average net assets per year. This agreement is in effect through at least April 30, 2026 and may not be terminated before that date without Board approval.
[3]	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.05% of average net assets per year. This agreement is in effect through at least April 30, 2026 and may not be terminated before that date without Board approval.
[4]	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.05% of average net assets per year. This agreement is in effect through at least April 30, 2026 and may not be terminated before that date without Board approval.